3. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stock-based compensation costs	$ 141,033	$ 108,422
Capitalized compensation costs	0
Unrecognized compensation costs related to options vesting	0
Aggregate intrinsic value of "in the money" outstanding	26,415
Aggregate intrinsic value of "in the money" exercisable	26,415
Warrants
Warrants outstanding	2,983,752
Warrant weighted average exercise price	$ 1.25
Warrants | Sale of Stock
Warrants outstanding	2,138,921
Warrants | Claims for Liquidated Damages
Warrants outstanding	370,000
2011 Plan
Shares reserved for issuance	117,200
Stock options outstanding	207,800
2006 Plan
Shares reserved for issuance	27,198
Stock options outstanding	112,700
1997 Plan
Shares reserved for issuance	0
Stock options outstanding	88,587
Stock Options
Options granted	9,000	9,000
Stock options outstanding	409,087	400,087	392,587
Selling, General and Administrative Expenses
Stock-based compensation costs	134,800	98,589
Cost of Goods Sold
Stock-based compensation costs	4,033	7,633
Research and Development Expenses
Stock-based compensation costs	$ 2,200	$ 2,200